United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: 03/31/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2018
Share Class | Ticker	A | FHIIX	B | FHBBX	C | FHICX
	Institutional | FHISX	R6 | FHBRX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2017 through March 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated High Income Bond Fund, Inc. (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2018, was 2.63% for the Class A Shares, 1.78% for the Class B Shares, 1.81% for the Class C Shares, 2.90% for the Institutional Shares and 2.72% for the R6 Shares. The total return of the Fund's Institutional Shares consisted of 5.54% of current income and -2.64% of depreciation in the net asset value of the Fund's shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 the Fund's broad-based securities market index, was 3.78% during the same period. The Fund's peer group, the Lipper High Yield Funds Average (LHYFA),2 returned 3.25% during the period. The Fund's and LHYFA's total returns during the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBHY2%ICI were industry sector allocation and security selection.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The high-yield3 market generated attractive relative returns for the reporting period while absolute returns were more modest. For example, the BBHY2%ICI returned 3.78% for the period, substantially outperforming the Bloomberg Barclays U.S. Aggregate Bond Index,4 a measure of high-quality bond performance, which returned 1.20% for the reporting period. Both high-yield and high-quality bonds were negatively impacted by an increase in interest rates during the period especially in the intermediate area of the yield curve.5 For example, the yield on 5-year U.S. Treasury securities rose 64 basis points (bp) while the yield on 10-year U.S. Treasury securities rose 35 bp during the reporting period. The BBHY2%ICI was able to offset some of the rise in interest rates due to strong credit fundamentals for corporate issuers. Economic performance in the U.S. continued along a path of steady growth while the economic performance in global markets improved to provide risk assets with a synchronized global expansion. In the U.S., tax reform and lower regulatory burdens drove both business and consumer confidence higher. The impact of these factors can be seen as high-yield default rates returned to below-average after a brief commodity related increase in calendar year 2016. Late in the reporting period, equity market volatility and concerns about a U.S./China trade war tempered some of the positive environment for riskier assets. The overall impact of these factors combined to push credit spreads lower. For
Annual Shareholder Report

example, the spread between high-yield bonds and U.S. Treasury securities with comparable maturities according to the Credit Suisse High Yield Bond Index6 began the reporting period at 450 bp and ended the reporting period at 401 bp.
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI included: Transportation Services, Pharmaceuticals, Diversified Manufacturing, Aerospace/Defense and Electric Utilities. Major industry sectors that substantially underperformed the overall BBHY2%ICI included: Wireline Telecommunications, Wireless Telecommunications, Consumer Products, Cable & Satellite and Restaurants. From a credit-quality perspective, the more credit-sensitive “CCC”-rated sector led the way with a 5.78% return, followed by 3.47% and 3.29% returns for the “BB”-rated and “B”-rated sectors, respectively, during the reporting period.
ALLOCATION AMONG INDUSTRY SECTORS
During the reporting period, the Fund was positively impacted, relative to the BBHY2%ICI, by its sector allocation. This was mainly the result of a substantial underweight position to the poor-performing Wireline Telecommunications sector. The Fund's underweight position to the Wireless Telecommunication sector also benefited performance. The Fund was negatively impacted by its underweight position to the Banking sector.
SECURITY SELECTION OF HIGH-YIELD BONDS
During the reporting period, the Fund was negatively impacted, relative to the BBHY2%ICI, by security selection. This was especially true in the Retail, Consumer Products, Midstream, Electric Utilities and Pharmaceutical industry sectors. Specific holdings which negatively affected Fund performance relative to the BBHY2%ICI were: FGI Operating, PetSmart, Mallinckrodt, Anna Merger and Team Health.
The Fund was positively impacted by the strong performance of its holdings in the Packaging, Technology and Other Industrial sectors. Specific holdings which positively affected Fund performance relative to the BBHY2%ICI were: Valeant Pharmaceutical, Digicel, Ortho-Clinical Diagnostics, Intelsat and Bway.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHYFA.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
*	The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Income Bond Fund, Inc. from March 31, 2008 to March 31, 2018, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI)2 and the Lipper High Yield Funds Average (LHYFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2018
■	Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 3/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-2.01%	3.31%	6.70%
Class B Shares	-3.58%	3.14%	6.54%
Class C Shares	0.84%	3.48%	6.38%
Institutional Shares[4]	2.90%	4.33%	7.22%
R6 Shares[4]	2.72%	4.31%	7.21%
BBHY2%ICI	3.78%	5.00%	8.32%
LHYFA	3.25%	3.86%	6.67%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI and the LHYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Institutional Shares and R6 Shares commenced operations on January 27, 2017. For the period prior to the commencement of operations of the Institutional Shares and R6 Shares, the performance information shown is for Class A Shares adjusted to reflect the expenses of Institutional Shares and R6 Shares for each year for which the Fund's Institutional Shares' and R6 Shares' expenses would have exceeded the actual expenses paid by the Fund's Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	10.7%
Cable Satellite	8.8%
Technology	8.7%
Packaging	6.5%
Independent Energy	6.2%
Media Entertainment	5.9%
Midstream	5.4%
Wireless Communications	4.4%
Pharmaceuticals	4.2%
Gaming	4.0%
Other[2]	31.2%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	1.6%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2018
Principal Amount or Shares		Value
	CORPORATE BONDS—96.0%
	Aerospace/Defense—1.2%
$1,400,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,460,830
900,000	TransDigm, Inc., 5.50%, 10/15/2020	906,750
2,625,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,684,062
2,425,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,491,688
400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	405,000
575,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	580,750
	TOTAL	8,529,080
	Automotive—2.1%
1,875,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,781,250
2,250,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	2,258,437
1,725,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,871,625
1,750,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,824,375
650,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	663,813
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	530,459
900,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	878,625
375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	378,281
541,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	558,177
3,150,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	3,043,687
969,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,022,295
	TOTAL	14,811,024
	Banking—0.6%
2,975,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,076,299
550,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	545,187
825,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	844,594
	TOTAL	4,466,080
	Building Materials—1.6%
880,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	896,500
150,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	154,500
725,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	764,875
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	$1,467,750
750,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	735,000
675,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	712,766
275,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 12/15/2025	264,688
900,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	930,375
775,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	775,000
1,000,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,031,525
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	2,773,591
700,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	708,750
	TOTAL	11,215,320
	Cable Satellite—8.8%
600,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	609,300
525,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	513,188
1,375,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,460,937
2,550,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,594,625
425,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	419,688
1,700,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,695,767
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	956,719
2,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,191,312
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,475,445
150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	153,000
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,127,813
925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	882,219
2,325,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	2,232,000
2,025,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,014,267
1,350,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,355,062
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,327,906
875,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	899,063
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$900,000	Charter Communications Holdings II, 5.125%, 2/15/2023	$908,100
1,050,000	Charter Communications Holdings II, 5.75%, 1/15/2024	1,068,375
1,075,000	DISH DBS Corp., 5.00%, 3/15/2023	974,219
2,150,000	DISH DBS Corp., 5.875%, 7/15/2022	2,061,312
3,125,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,796,875
250,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	236,250
250,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	232,500
1,150,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,211,812
2,450,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,990,625
3,025,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,752,750
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	608,563
1,375,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,529,687
1,075,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,112,625
2,525,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,491,039
2,700,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,787,750
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	995,000
3,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	3,268,250
300,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	306,750
1,625,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,712,344
2,875,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,777,969
1,900,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,938,000
1,125,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,081,406
200,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	198,750
2,675,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,520,412
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,612,875
	TOTAL	62,082,549
	Chemicals—2.1%
1,900,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	1,933,250
2,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,194,406
2,675,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,507,813
850,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	870,570
500,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	527,500
325,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	322,563
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$800,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	$783,000
4,950,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	5,042,812
350,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	363,125
	TOTAL	14,545,039
	Construction Machinery—0.5%
1,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,112,625
575,000	United Rentals, Inc., 5.75%, 11/15/2024	600,760
800,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	822,000
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	580,750
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	626,250
	TOTAL	3,742,385
	Consumer Cyclical Services—0.6%
1,850,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	1,942,500
850,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	839,375
525,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	568,313
900,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	873,000
	TOTAL	4,223,188
	Consumer Products—1.4%
2,625,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,625,000
275,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	264,000
2,900,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,932,625
2,250,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	2,311,875
1,550,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	1,588,750
525,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	543,375
	TOTAL	10,265,625
	Diversified Manufacturing—1.3%
1,950,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	1,911,214
1,919,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,950,376
1,000,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	1,051,250
1,350,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	1,349,156
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$1,625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	$1,657,500
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,563,563
	TOTAL	9,483,059
	Environmental—0.5%
2,000,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	2,039,140
1,175,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	1,160,313
	TOTAL	3,199,453
	Finance Companies—2.3%
275,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	271,219
2,650,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,610,250
325,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	330,281
1,475,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,548,750
1,175,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,176,469
500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	475,000
475,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	467,139
5,025,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	4,886,812
4,050,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,060,125
850,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	796,875
	TOTAL	16,622,920
	Food & Beverage—2.5%
2,675,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,698,625
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,661,562
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	1,152,969
1,450,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,464,935
1,650,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,654,125
925,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	919,219
2,200,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	2,095,500
975,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	962,813
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	958,750
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,970,000
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	$2,286,187
	TOTAL	17,824,685
	Gaming—4.0%
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	472,262
1,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,038,094
4,000,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	3,844,720
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,351,500
225,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	232,875
1,675,000	MGM Mirage, Inc., 7.75%, 3/15/2022	1,869,719
400,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	426,000
975,000	MGM Resorts International, 6.00%, 3/15/2023	1,026,187
325,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	312,000
2,100,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,097,375
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,130,937
2,150,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,257,500
1,850,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,789,875
4,075,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,095,375
1,755,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	1,763,775
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,714,500
1,250,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,193,750
875,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	859,687
	TOTAL	28,476,131
	Health Care—10.7%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	941,188
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,481,875
2,800,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,667,000
1,550,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,564,725
800,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	798,000
2,000,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	1,963,750
400,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	374,000
1,650,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,528,312
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$2,475,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	$1,444,781
1,900,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,900,000
275,000	HCA, Inc., 4.75%, 5/1/2023	278,781
5,025,000	HCA, Inc., 5.00%, 3/15/2024	5,087,812
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,490,000
650,000	HCA, Inc., Bond, 5.875%, 3/15/2022	686,563
2,150,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	2,203,105
2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,386,875
1,250,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,376,562
725,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	701,438
1,325,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,322,854
1,500,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,520,625
5,500,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,692,500
1,650,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,711,875
7,175,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	7,031,500
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	1,636,016
2,525,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,543,937
3,850,000	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,888,500
2,350,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,291,250
4,825,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	4,162,045
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	362,348
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	696,500
750,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	770,625
775,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	810,844
1,925,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	1,857,625
475,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	502,313
875,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	844,375
1,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,326,375
1,475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	1,456,562
2,775,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,087,187
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$1,450,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	$1,388,375
	TOTAL	75,778,998
	Independent Energy—6.2%
2,350,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	2,367,625
1,800,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,953,000
650,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	656,695
1,585,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,629,063
400,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	402,000
319,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	324,184
850,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	896,750
250,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	226,563
862,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	912,642
225,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	219,938
425,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	412,250
2,025,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	1,938,937
850,000	Continental Resources, Inc., 4.50%, 4/15/2023	861,687
2,425,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	2,406,812
650,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	662,512
1,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,161,500
125,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	124,688
725,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	725,000
550,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	524,563
825,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	797,156
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,065,750
175,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	166,688
725,000	Laredo Petroleum, 5.625%, 1/15/2022	723,187
800,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	806,000
1,350,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,371,937
500,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	508,750
625,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	640,625
675,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	664,031
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	$448,313
475,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	476,188
1,225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	1,228,062
875,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	846,597
525,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	497,438
400,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	415,500
900,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	942,750
1,425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,328,812
550,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	530,090
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,025,750
325,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	309,563
575,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	572,125
1,900,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	1,914,250
675,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	649,688
275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	279,125
1,675,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	1,712,687
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	305,813
1,150,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	947,312
950,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	940,500
425,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	438,813
84,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	90,300
375,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	421,875
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,649,375
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	479,156
	TOTAL	43,600,615
	Industrial - Other—0.6%
2,800,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,716,000
1,500,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,496,250
	TOTAL	4,212,250
	Insurance - P&C—2.6%
2,225,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	2,141,563
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$2,300,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	$2,277,000
2,675,000		Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,681,687
4,025,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	4,170,906
1,950,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,023,125
2,400,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	2,394,000
2,525,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	2,531,313
		TOTAL	18,219,594
		Leisure—1.0%
250,000		Boyne USA, Inc., Series 144A, 7.25%, 5/1/2025	257,813
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,502,656
400,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	406,000
900,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	878,625
3,300,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,275,250
775,000		Voc Escrow Ltd., Term Loan - 1st Lien, Series 144A, 5.00%, 2/15/2028	740,125
		TOTAL	7,060,469
		Lodging—0.2%
1,100,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,100,000
		Media Entertainment—5.9%
1,825,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	1,763,187
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,312,638
1,575,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,612,406
2,425,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,926,359
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	841,500
2,125,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,172,813
400,000		E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	373,000
1,025,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	1,112,125
2,300,000		Gannett Co., Inc., 6.375%, 10/15/2023	2,397,635
150,000		Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	153,563
625,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	606,250
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$2,325,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	$2,266,875
1,175,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,214,656
2,425,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	2,394,687
2,000,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,064,400
1,500,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,473,300
4,225,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,232,267
525,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	519,094
1,500,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,526,250
2,625,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,611,875
375,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	349,688
1,775,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,763,906
2,975,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,030,781
1,550,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	1,542,250
1,900,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,852,500
275,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	274,313
550,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	554,125
	TOTAL	41,942,443
	Metals & Mining—2.4%
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,672,906
2,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,494,917
3,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	2,865,870
575,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	599,438
1,000,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,061,250
325,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	332,719
1,375,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	1,431,719
400,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	401,000
775,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	789,493
425,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	431,906
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$1,550,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	$1,602,235
875,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	905,625
1,200,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,278,000
850,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	946,645
	TOTAL	16,813,723
	Midstream—5.4%
475,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	460,750
275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	274,656
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	600,781
2,900,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,849,250
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,544,063
800,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	791,000
400,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	398,500
1,850,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,942,500
825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	915,750
2,750,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	2,719,062
2,675,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	2,768,625
1,450,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,326,750
1,000,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	962,500
1,775,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,690,688
2,500,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	2,562,500
2,000,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	1,945,000
1,825,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	1,765,687
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,381,250
2,650,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,597,000
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,795,312
125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	120,781
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	507,938
825,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	799,219
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	505,000
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	$1,149,000
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	499,375
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,650,000
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	251,875
800,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	814,000
	TOTAL	38,588,812
	Oil Field Services—1.1%
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	164,938
102,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	103,275
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,122,031
675,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	669,938
650,000	Sesi LLC, 7.125%, 12/15/2021	663,000
2,000,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	2,075,000
775,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	779,844
1,275,000	Weatherford International Ltd., 7.00%, 3/15/2038	930,750
1,275,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,112,437
675,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	482,625
	TOTAL	8,103,838
	Packaging—6.5%
2,300,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,389,125
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.625%, 5/15/2023	503,750
1,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,083,062
5,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,444,250
425,000	Berry Plastics Corp., 5.125%, 7/15/2023	431,388
4,650,000	Berry Plastics Corp., 5.50%, 5/15/2022	4,777,875
2,125,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,143,594
4,725,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	4,831,312
1,075,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	1,042,750
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	4,513,031
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$2,775,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	$2,872,125
475,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	445,313
975,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	982,313
550,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	570,281
775,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	819,563
2,761,957	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	2,799,934
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	1,887,750
650,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	726,375
1,075,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,089,781
625,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	648,438
4,525,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,672,062
1,725,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	1,686,187
	TOTAL	46,360,259
	Paper—0.5%
575,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	554,875
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,817,250
	TOTAL	3,372,125
	Pharmaceuticals—4.2%
525,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	534,844
900,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	909,000
1,975,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,501,000
400,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	305,000
2,325,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	1,679,812
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,361,281
1,875,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,443,750
3,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,460,937
1,575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,267,875
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$650,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	$635,213
1,125,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,078,594
1,400,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,415,750
900,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	941,625
625,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	549,219
4,925,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	4,268,744
1,375,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	1,371,562
3,325,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,963,406
	TOTAL	29,687,612
	Refining—0.4%
3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,100,625
	Restaurants—1.0%
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	4,092,030
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	335,125
175,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	169,094
350,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	352,625
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	921,531
1,475,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,473,156
	TOTAL	7,343,561
	Retailers—1.4%
3,600,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	2,061,000
1,225,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,241,844
2,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,559,375
150,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	86,250
1,800,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,822,500
2,150,000	Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	2,136,562
	TOTAL	9,907,531
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—0.5%
$2,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	$1,779,935
1,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,599,719
	TOTAL	3,379,654
	Technology—8.7%
3,600,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,613,500
875,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	889,306
300,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	300,000
1,475,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,545,505
500,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	522,750
1,675,000	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,716,875
2,900,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,098,559
2,325,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,452,875
7,325,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	7,398,250
950,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,001,063
925,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	927,313
3,750,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	3,712,500
4,075,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	4,131,031
3,325,000	Infor US, Inc., 6.50%, 5/15/2022	3,399,812
2,500,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,506,250
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,956,875
650,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	682,305
650,000	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	666,900
700,000	NCR Corp., 6.375%, 12/15/2023	728,000
700,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	698,250
1,025,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,030,125
700,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	714,875
700,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	721,000
2,475,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	2,444,062
2,700,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,575,125
1,525,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,614,213
750,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	760,313
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$425,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	$420,750
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	237,589
2,750,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	3,073,125
1,475,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	1,471,313
3,550,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	3,554,437
325,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	315,250
	TOTAL	61,880,096
	Transportation Services—0.5%
375,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	359,531
1,425,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	1,449,937
750,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	760,313
975,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	828,750
	TOTAL	3,398,531
	Utility - Electric—2.3%
4,025,000	Calpine Corp., 5.75%, 1/15/2025	3,692,937
300,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	290,625
950,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	961,685
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	2,918,437
2,425,000	NRG Energy, Inc., 6.25%, 5/1/2024	2,509,875
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	873,375
1,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,224,750
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	563,500
225,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	216,844
2,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	2,238,375
550,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	593,313
	TOTAL	16,083,716
	Wireless Communications—4.4%
800,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	745,000
3,025,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	2,597,719
400,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	346,000
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$450,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	$440,438
750,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	709,687
4,825,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	4,613,906
2,150,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,012,937
2,350,000	Sprint Corp., 7.125%, 6/15/2024	2,297,125
2,900,000	Sprint Corp., 7.875%, 9/15/2023	2,968,875
3,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,082,031
600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	587,250
2,175,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,139,656
2,550,000	T-Mobile USA, Inc., 6.625%, 4/1/2023	2,634,481
800,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	770,000
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,712,750
425,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	430,313
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	364,875
475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	497,563
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,785,000
625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	665,625
	TOTAL	31,401,231
	TOTAL CORPORATE BONDS (IDENTIFIED COST $688,164,205)	680,822,221
	INVESTMENT COMPANY—2.4%
16,674,574	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.78%[3] (IDENTIFIED COST $16,674,604)	16,671,239
	TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $704,838,809)[4]	697,493,460
	OTHER ASSETS AND LIABILITIES - NET—1.6%[5]	11,327,784
	TOTAL NET ASSETS—100%	$708,821,244
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended March 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2017	16,982,388
Purchases/Additions	185,232,670
Sales/Reductions	(185,540,484)
Balance of Shares Held 3/31/2018	16,674,574
Value	$16,671,239
Change in Unrealized Appreciation/Depreciation	$(3,365)
Net Realized Gain/(Loss)	$(7,290)
Dividend Income	$262,473
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $705,296,069.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$680,822,221	$—	$680,822,221
Investment Company	16,671,239	—	—	16,671,239
TOTAL SECURITIES	$16,671,239	$680,822,221	$—	$697,493,460
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.59	$7.06	$7.65	$7.94	$7.91
Income From Investment Operations:
Net investment income	0.39[1]	0.38[1]	0.39[1]	0.41[1]	0.45[1]
Net realized and unrealized gain (loss)	(0.19)	0.53	(0.57)	(0.27)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.91	(0.18)	0.14	0.50
Less Distributions:
Distributions from net investment income	(0.40)	(0.38)	(0.41)	(0.43)	(0.47)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$7.39	$7.59	$7.06	$7.65	$7.94
Total Return[4]	2.63%	13.23%	(2.42)%	1.89%	6.64%[3]
Ratios to Average Net Assets:
Net expenses	0.89%	1.14%	1.24%	1.23%	1.23%
Net investment income	5.16%	5.14%	5.34%	5.33%	5.78%
Expense waiver/reimbursement[5]	0.10%	0.04%	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$457,942	$626,760	$609,393	$753,815	$904,021
Portfolio turnover	23%	34%	23%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.13%.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.58	$7.04	$7.64	$7.92	$7.90
Income From Investment Operations:
Net investment income	0.33[1]	0.32[1]	0.33[1]	0.36[1]	0.39[1]
Net realized and unrealized gain (loss)	(0.19)	0.55	(0.58)	(0.26)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.87	(0.25)	0.10	0.43
Less Distributions:
Distributions from net investment income	(0.34)	(0.33)	(0.35)	(0.38)	(0.41)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$7.38	$7.58	$7.04	$7.64	$7.92
Total Return[4]	1.78%	12.53%	(3.28)%	1.25%	5.71%[3]
Ratios to Average Net Assets:
Net expenses	1.74%	1.92%	1.99%	1.98%	1.98%
Net investment income	4.30%	4.36%	4.58%	4.58%	5.03%
Expense waiver/reimbursement[5]	0.03%	0.03%	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,665	$34,013	$36,968	$53,705	$69,465
Portfolio turnover	23%	34%	23%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00%.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.57	$7.04	$7.64	$7.92	$7.89
Income From Investment Operations:
Net investment income	0.33[1]	0.32[1]	0.33[1]	0.36[1]	0.39[1]
Net realized and unrealized gain (loss)	(0.19)	0.54	(0.58)	(0.26)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.86	(0.25)	0.10	0.44
Less Distributions:
Distributions from net investment income	(0.34)	(0.33)	(0.35)	(0.38)	(0.41)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$7.37	$7.57	$7.04	$7.64	$7.92
Total Return[4]	1.81%	12.40%	(3.28)%	1.26%	5.85%[3]
Ratios to Average Net Assets:
Net expenses	1.70%	1.91%	1.99%	1.99%	1.98%
Net investment income	4.34%	4.37%	4.59%	4.58%	5.03%
Expense waiver/reimbursement[5]	0.03%	0.03%	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$119,868	$148,083	$149,649	$185,912	$212,735
Portfolio turnover	23%	34%	23%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00%.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 3/31/2018	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$7.59	$7.55
Income From Investment Operations:
Net investment income	0.41[2]	0.07[2]
Net realized and unrealized gain (loss)	(0.19)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.10
Less Distributions:
Distributions from net investment income	(0.42)	(0.06)
Redemption Fees	0.00[3]	—
Net Asset Value, End of Period	$7.39	$7.59
Total Return	2.90%	1.37%
Ratios to Average Net Assets:
Net expenses	0.64%	0.64%[4]
Net investment income	5.35%	5.35%[4]
Expense waiver/reimbursement[5]	0.09%	0.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,084	$13,971
Portfolio turnover	23%	34%[6]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 3/31/2018	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$7.60	$7.55
Income From Investment Operations:
Net investment income	0.41[2]	0.07[2]
Net realized and unrealized gain (loss)	(0.20)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.42)	(0.06)
Redemption Fees	0.00[3]	—
Net Asset Value, End of Period	$7.39	$7.60
Total Return	2.72%	1.46%
Ratios to Average Net Assets:
Net expenses	0.63%	0.63%[4]
Net investment income	5.33%	5.36%[4]
Expense waiver/reimbursement[5]	0.03%	0.06%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,262	$0[6]
Portfolio turnover	23%	34%[7]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2018
Assets:
Investment in securities, at value including $16,671,239 of investment in an affiliated holding (identified cost $704,838,809)		$697,493,460
Cash		1,111,852
Income receivable		12,386,710
Income receivable from an affiliated holding		24,228
Receivable for investments sold		2,169,314
Receivable for shares sold		510,197
TOTAL ASSETS		713,695,761
Liabilities:
Payable for investments purchased	$3,525,000
Payable for shares redeemed	716,261
Payable to adviser (Note 5)	27,706
Payable for administrative fees (Note 5)	4,662
Payable for transfer agent fee	174,205
Payable for Directors'/Trustees' fees (Note 5)	452
Payable for distribution services fee (Note 5)	92,433
Payable for other service fees (Notes 2 and 5)	183,385
Accrued expenses (Note 5)	150,413
TOTAL LIABILITIES		4,874,517
Net assets for 95,918,474 shares outstanding		$708,821,244
Net Assets Consist of:
Paid-in capital		$777,150,692
Net unrealized depreciation		(7,345,349)
Accumulated net realized loss		(62,144,741)
Undistributed net investment income		1,160,642
TOTAL NET ASSETS		$708,821,244
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($457,942,024 ÷ 61,929,483 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$7.39
Offering price per share (100/95.50 of $7.39)	$7.74
Redemption proceeds per share	$7.39
Class B Shares:
Net asset value per share ($23,665,071 ÷ 3,208,401 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.38
Offering price per share	$7.38
Redemption proceeds per share (94.50/100 of $7.38)	$6.97
Class C Shares:
Net asset value per share ($119,868,116 ÷ 16,255,078 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$7.37
Offering price per share	$7.37
Redemption proceeds per share (99.00/100 of $7.37)	$7.30
Institutional Shares:
Net asset value per share ($53,083,955 ÷ 7,184,799 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.39
Offering price per share	$7.39
Redemption proceeds per share	$7.39
Class R6 Shares:
Net asset value per share ($54,262,078 ÷ 7,340,713 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.39
Offering price per share	$7.39
Redemption proceeds per share	$7.39
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2018
Investment Income:
Interest			$46,904,440
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			262,473
TOTAL INCOME			47,166,913
Expenses:
Investment adviser fee (Note 5)		$3,904,332
Administrative fee (Note 5)		621,276
Custodian fees		34,753
Transfer agent fee (Note 2)		775,733
Directors'/Trustees' fees (Note 5)		15,061
Auditing fees		40,986
Legal fees		11,212
Portfolio accounting fees		158,571
Distribution services fee (Note 5)		1,238,333
Other service fees (Notes 2 and 5)		1,705,594
Share registration costs		100,438
Printing and postage		68,105
Miscellaneous (Note 5)		38,260
TOTAL EXPENSES		8,712,654
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(250,167)
Reimbursement of other operating expenses (Notes 2 and 5)	(373,141)
TOTAL WAIVER AND REIMBURSEMENTS		(623,308)
Net expenses			8,089,346
Net investment income			39,077,567
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(7,290) on sales of investments in an affiliated holding)			2,910,097
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(3,365) on investments in an affiliated holding)			(21,032,163)
Net realized and unrealized gain (loss) on investments			(18,122,066)
Change in net assets resulting from operations			$20,955,501
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,077,567	$40,860,276
Net realized gain (loss)	2,910,097	(12,265,634)
Net change in unrealized appreciation/depreciation	(21,032,163)	72,196,418
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,955,501	100,791,060
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,525,331)	(32,812,821)
Class B Shares	(1,288,892)	(1,620,753)
Class C Shares	(6,098,327)	(6,732,137)
Institutional Shares	(2,696,993)	(42,138)
Class R6 Shares	(2,424,628)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,034,171)	(41,207,850)
Share Transactions:
Proceeds from sale of shares	207,583,170	134,759,397
Net asset value of shares issued to shareholders in payment of distributions declared	36,287,676	37,148,442
Cost of shares redeemed	(338,798,650)	(204,738,250)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(94,927,804)	(32,830,411)
Redemption Fees	733	64,425
Change in net assets	(114,005,741)	26,817,224
Net Assets:
Beginning of period	822,826,985	796,009,761
End of period (including undistributed net investment income of $1,160,642 and $1,325,920, respectively)	$708,821,244	$822,826,985
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2018
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
The Fund's Institutional Shares and Class R6 Shares commenced operations on January 27, 2017.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On December 1, 2017, Class B Shares closed to new accounts and to new investors.
On February 1, 2018, Class B Shares were closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $623,308 is disclosed in various locations in this Note 2 and Note 5. For the year ended March 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$540,876	$(341,689)
Class B Shares	40,168	(542)
Class C Shares	132,060	—
Institutional Shares	49,722	(30,910)
Class R6 Shares	12,907	—
TOTAL	$775,733	$(373,141)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,292,817
Class B Shares	72,475
Class C Shares	340,302
TOTAL	$1,705,594
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize share activity:
Year Ended March 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,244,807	$55,252,678	13,628,548	$101,406,113
Shares issued to shareholders in payment of distributions declared	3,247,457	24,640,006	3,983,705	29,461,244
Shares redeemed	(31,115,863)	(237,026,098)	(21,417,244)	(159,379,399)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(20,623,599)	$(157,133,414)	(3,804,991)	$(28,512,042)
Annual Shareholder Report

Year Ended March 31	2018		2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	129,925	$990,347	462,595	$3,401,686
Shares issued to shareholders in payment of distributions declared	154,238	1,168,643	199,026	1,468,108
Shares redeemed	(1,565,342)	(11,902,527)	(1,421,825)	(10,537,304)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,281,179)	$(9,743,537)	(760,204)	$(5,667,510)

Year Ended March 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,220,103	$9,277,361	2,140,654	$15,830,345
Shares issued to shareholders in payment of distributions declared	762,580	5,773,864	838,736	6,186,266
Shares redeemed	(5,282,705)	(40,092,508)	(4,683,965)	(34,676,219)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,300,022)	$(25,041,283)	(1,704,575)	$(12,659,608)

	Year Ended 3/31/2018		Period Ended 3/31/2017[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,341,164	$78,654,710	1,856,695	$14,121,153
Shares issued to shareholders in payment of distributions declared	301,243	2,280,984	4,365	32,824
Shares redeemed	(5,299,376)	(39,893,409)	(19,292)	(145,328)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,343,031	$41,042,285	1,841,768	$14,008,649

	Year Ended 3/31/2018		Period Ended 3/31/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	8,323,749	$63,408,074	13	$100
Shares issued to shareholders in payment of distributions declared	319,896	2,424,179	—	—
Shares redeemed	(1,302,945)	(9,884,108)	—	—
NET CHANGE RESULTING FROM CLASS R6 TRANSACTIONS	7,340,700	$55,948,145	13	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(12,521,069)	$(94,927,804)	(4,427,989)	$(32,830,411)
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
Redemption Fees
Effective December 30, 2016, the Directors approved the elimination of the Fund's 2.00% redemption fee. Prior to December 30, 2016, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeemed shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions
Annual Shareholder Report

of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended March 31, 2018, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares amounted to $480, $27, $128, $48 and $50, respectively. For the year ended March 31, 2017, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $49,867, $2,801 and $11,757, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities, expiration of capital loss carryforwards, regulatory settlement proceeds and discount accretion/premium amortization on debt securities.
For the year ended March 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(37,009,696)	$791,326	$36,218,370
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$40,034,171	$41,207,850
As of March 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,289,806
Net unrealized depreciation	$(7,802,609)
Capital loss carryforwards	$(61,816,645)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and defaulted securities.
At March 31, 2018, the cost of investments for federal tax purposes was $705,296,069. The net unrealized depreciation of investments for federal tax purposes was $7,802,609. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,362,862 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,165,471.
Annual Shareholder Report

At March 31, 2018, the Fund had a capital loss carryforward of $61,816,645 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$—	$32,014,435	$32,014,435
2019	$29,802,210	NA	$29,802,210
Capital loss carryforwards of $37,008,996 expired during the year ended March 31, 2018.
The Fund used capital loss carryforwards of $1,772,917 to offset capital gains realized during the year ended March 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Prior to December 30, 2016, the annual advisory fee was 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, the Adviser waived $228,675 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2018, the Adviser reimbursed $21,492.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$217,426
Class C Shares	1,020,907
TOTAL	$1,238,333
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, FSC retained $268,788 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2018, FSC retained $43,765 in sales charges from the sale of Class A Shares. FSC also retained $2,032 of CDSC relating to redemptions of Class A Shares, $101,712 of CDSC relating to redemptions of Class B and $6,386 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended March 31, 2018, FSSC received $190,990 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.74%, 1.71%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the year ended March 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $868,875 and $1,770,672, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2018, were as follows:
Purchases	$172,081,280
Sales	$275,985,297
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the year ended March 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the year ended March 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENTs
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS and board of directors OF Federated High Income Bond Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
May 24, 2018

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$985.60	$4.41
Class B Shares	$1,000	$982.80	$8.60
Class C Shares	$1,000	$981.70	$8.40
Institutional Shares	$1,000	$988.20	$3.17
Class R6 Shares	$1,000	$988.20	$3.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.48
Class B Shares	$1,000	$1,016.20	$8.75
Class C Shares	$1,000	$1,016.40	$8.55
Institutional Shares	$1,000	$1,021.70	$3.23
Class R6 Shares	$1,000	$1,021.80	$3.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.74%
Class C Shares	1.70%
Institutional Shares	0.64%
Class R6 Shares	0.63%
Annual Shareholder Report

Board of Directors and Fund Officers
The Board of Directors is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: July 1987	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated High Income Bond Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 25 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's
Annual Shareholder Report

investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8042507 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $36,020

Fiscal year ended 2017 - $34,800

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $2,686

Fiscal year ended 2017 - $3,500

Fiscal year ended 2018- Audit consent fee for N-1A filing.

Fiscal year ended 2017- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $746,370

Fiscal year ended 2017 - $209,163

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter.

If it were to be determined that the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018